Intangible Assets - Changes in Carrying Value of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 9,655	$ 9,369	$ 9,434
Goodwill acquired	180	285	105
Disposal			(155)
Foreign exchange translation and other	83	1	(15)
Goodwill, Ending Balance	9,918	9,655	9,369
Corporate and Commercial Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,647	1,647	1,647
Goodwill, Ending Balance	1,647	1,647	1,647
Consumer and Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,475	3,475	3,681
Disposal			(155)
Foreign exchange translation and other			(51)
Goodwill, Ending Balance	3,475	3,475	3,475
Wealth Management and Investment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,617	1,618	1,569
Foreign exchange translation and other	2	(1)	49
Goodwill, Ending Balance	1,619	1,617	1,618
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,916	2,629	2,537
Goodwill acquired	180	285	105
Foreign exchange translation and other	81	2	(13)
Goodwill, Ending Balance	$ 3,177	$ 2,916	$ 2,629